Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expenses
Personnel expenses	€ 40,082	€ 18,292	€ 6,745
Consulting fees	5,624	3,646	3,289
Marketing costs	10,719	1,826
Supervisory board	2,792	1,088	621
Office costs	5,352	2,619	1,793
Total	€ 64,569	€ 27,471	€ 12,448